Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Document Period End Date	Jun. 30, 2024
C000004917 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Exchange Portfolio
Class Name	BlackRock Shares
Trading Symbol	STSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Exchange Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Shares	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
BlackRock Shares	14.05%	21.34%	15.28%	11.83%
S&P 500® Index	15.29	24.56	15.05	12.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 261,641,408
Holdings Count | Holding	28
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$261,641,408
Number of Portfolio Holdings	28
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	35.4%
Financials	28.1
Health Care	14.5
Consumer Staples	9.1
Industrials	8.7
Energy	4.1
Short-Term Securities	0.2
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	34.6%
Berkshire Hathaway, Inc., Class B	11.7
General Dynamics Corp.	8.7
JPMorgan Chase & Co.	7.0
American Express Co.	5.4
Visa, Inc., Class A	4.0
AstraZeneca PLC, ADR	3.8
Merck & Co., Inc.	3.2
Johnson & Johnson	3.1
Novartis AG, ADR	2.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	34.6%
Berkshire Hathaway, Inc., Class B	11.7
General Dynamics Corp.	8.7
JPMorgan Chase & Co.	7.0
American Express Co.	5.4
Visa, Inc., Class A	4.0
AstraZeneca PLC, ADR	3.8
Merck & Co., Inc.	3.2
Johnson & Johnson	3.1
Novartis AG, ADR	2.8
(b)Excludes short-term securities.